Operating and Geographic Segmentation - Additional Information (Detail) $ in Millions	12 Months Ended
	Oct. 31, 2018 CAD ($) Business Segments	Oct. 31, 2017 CAD ($)	Oct. 31, 2016 CAD ($)
Disclosure of operating segments [line items]
Number of operating groups | Business	3
Taxable equivalent basis adjustment amount | $	$ 313	$ 567	$ 510
Personal and commercial banking [member]
Disclosure of operating segments [line items]
Number operating segments | Segments	2